Employee Benefits - Post-employment Benefit Plans - Breakdown of Benefit Obligation (Detail) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024
Defined benefit obligation related to
Active plan participants	€ 3,927		€ 4,300
Participants in deferred status	3,360		3,736
Participants in payment status	6,828		6,975
Total defined benefit obligation	14,115		15,011
Fair value of plan assets	€ 15,239		€ 16,106
Funding ratio (in %)	108.00%		107.00%
Germany
Defined benefit obligation related to
Active plan participants	€ 2,816		€ 3,084
Participants in deferred status	1,673		1,805
Participants in payment status	4,860		5,075
Total defined benefit obligation	9,349		9,964
Fair value of plan assets	€ 9,632		€ 10,237
Funding ratio (in %)	103.00%		103.00%
U.K.
Defined benefit obligation related to
Active plan participants	€ 210		€ 272
Participants in deferred status	1,135		1,321
Participants in payment status	1,333		1,210
Total defined benefit obligation	2,678		2,803
Fair value of plan assets	€ 3,505		€ 3,678
Funding ratio (in %)	131.00%		131.00%
U.S.
Defined benefit obligation related to
Active plan participants	€ 202		€ 229
Participants in deferred status	470		526
Participants in payment status	417		461
Total defined benefit obligation	1,089		1,216
Fair value of plan assets	€ 944		€ 1,050
Funding ratio (in %)	87.00%	[1]	86.00%	[2]
Other
Defined benefit obligation related to
Active plan participants	€ 699		€ 715
Participants in deferred status	82		84
Participants in payment status	218		229
Total defined benefit obligation	999		1,028
Fair value of plan assets	€ 1,158		€ 1,141
Funding ratio (in %)	116.00%		111.00%

[1]	1U.S. Total defined benefit obligation is inclusive of the unfunded U.S. Medicare Plan € 105 million in addition to defined benefit pension plans. The U.S. defined benefit pension funding ratio excluding Medicare is 96%

[2]	1U.S. Total defined benefit obligation is inclusive of the unfunded U.S. Medicare Plan € 120 million in addition to defined benefit pension plans. The U.S. defined benefit pension funding ratio excluding Medicare is 96%